Statutory Reserves and Restricted Net Assets - Statement of Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operation expense
General and administrative expenses	$ (30,916)	$ (68,254)	$ (80,663)
Total operating expenses	(143,562)	(189,050)	(212,479)
Other non-operating income, net	5,215	4,180	3,113
Financial income, net	44,179	50,718	44,976
Foreign exchange loss	(1,030)	(136)	669
(Loss)/profit before income tax expense	59,843	7,142	(57,066)
Net (loss)/profit	57,890	4,997	(60,315)
Net (loss)/profit attributable to ordinary shareholders	57,890	4,997	(60,315)
Net (loss)/profit	57,890	4,997	(60,315)
Other comprehensive income/(loss)
Changes in fair value of long-term investments	286	(247)
Transfer out of fair value changes of long-term investments	53	261	15,537
Foreign currency translation	4,759	(2,574)	(2,722)
Total comprehensive (loss)/income attributable to Tuya Inc.	62,764	2,372	(55,291)
Reportable Legal Entities | Parent Company
Operation expense
General and administrative expenses	(2,797)	(5,671)	(4,212)
Share of (loss)/gain of subsidiaries and the VIE	55,520	6,314	(59,372)
Total operating expenses	52,723	643	(63,584)
Other non-operating income, net	5,215	4,180	3,113
Financial income, net		296	238
Foreign exchange loss	(48)	(122)	(82)
(Loss)/profit before income tax expense	57,890	4,997	(60,315)
Net (loss)/profit	57,890	4,997	(60,315)
Net (loss)/profit attributable to ordinary shareholders	57,890	4,997	(60,315)
Net (loss)/profit	57,890	4,997	(60,315)
Other comprehensive income/(loss)
Changes in fair value of long-term investments	115	14	(7,791)
Transfer out of fair value changes of long-term investments		(65)	15,537
Foreign currency translation	4,759	(2,574)	(2,722)
Total comprehensive (loss)/income attributable to Tuya Inc.	$ 62,764	$ 2,372	$ (55,291)